united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-24047

iDirect Multi-Strategy Fund LLC
(Exact name of registrant as specified in charter)

60 East 42nd Street, 26th Floor, New York, NY	10165
(Address of principal executive offices)	(Zip code)

Indira Mahadeo, iCapital Registered Fund Adviser LLC
60 East 42nd Street, 26th Floor, New York, NY 10165
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 994-7400

Date of fiscal year end: 3/31

Date of reporting period: 9/30/25

Item 1. Reports to Stockholders.

(a)       Not Applicable

(b)       See Attached

iDirect
MULTI-STRATEGY FUND

# iDirect Multi-Strategy Fund, LLC
## Semi-Annual Report

September 2025

iDirect Multi-Strategy Fund, LLC
September 30, 2025

Table of Contents

Portfolio Review	1
Portfolio of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Statement of Cash Flows	6
Statement of Financial Highlights	7
Notes to Financial Statements	9
Privacy Notice	18

iDirect Multi-Strategy Fund, LLC
PORTFOLIO REVIEW (Unaudited)
September 30, 2025

The table below shows the total returns for iDirect Multi-Strategy Fund, LLC and HFRI Fund Weighted Composite Index for the same time periods ended September 30, 2025 (1)

				Annualized
			Since Inception	Since Inception
	Six Months	One Year	December 1, 2024	July 1, 2024
iDirect Multi-Strategy Fund Class I	6.56%	11.03%	N/A	11.33%
iDirect Multi-Strategy Fund Class A	4.49%	N/A	6.91%	N/A
iDirect Multi-Strategy Fund Class A with Load	0.83%	N/A	3.17%	N/A
HFRI Fund Weighted Composite Index [2]	9.96%	11.05%	9.03%	14.30%

[1]	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when repurchased, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the repurchases of Fund shares. For performance information current to the most recent month-end, please call 1-212-994-7333.

[2]	HFRI Fund Weighted Composite Index is a global, equal-weighted index of single-manager funds that report to HFR Database. Constituent funds report monthly net of fee returns in US Dollar and have a minimum of $50 Million under management and a twelve (12) month track record of active performance. The HFRI Fund Weighted Composite Index does not include Funds of Hedge Funds. Returns are net of fees and are denominated in USD. SOURCE: HFR, Inc. www.HFR.com. The HFR Indices are being used under license from HFR Holdings, LLC, which does not approve of or endorse any of the products or the contents discussed in this these materials.”

Holdings by Asset Type	% of Net Assets
Investment Funds
Multi-Strategy	71.71%
Macro	15.74%
Equity Hedge	10.47%
Short-Term Investments	2.25%
Liabilities in Excess of Other Assets	(0.17)%
Total	100.0%

iDirect Multi-Strategy Fund, LLC
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2025

	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Liquidity (a)
INVESTMENT FUNDS - 97.92%
EQUITY HEDGE - 10.47%
WMA Systematic Equity Alpha Long/Short Onshore Fund LP	13,505,000	14,366,687	9.35%	7/1/2024	Monthly
WMA US Active Extension Onshore Fund LP	1,500,000	1,717,860	1.12%	6/1/2025	Monthly
TOTAL HEDGE EQUITY	15,005,000	16,084,547	10.47%

MACRO - 15.74%
Brevan Howard Alpha Strategies Fund (Delaware No. 2), L.P.	11,155,000	11,812,605	7.69%	7/1/2024	Monthly
The Campbell Absolute Return Onshore Fund LLC	12,255,000	12,371,414	8.05%	7/1/2024	Monthly
TOTAL MACRO	23,410,000	24,184,019	15.74%

MULTI-STRATEGY - 71.71%
Atlas Enhanced Fund, L.P.	$20,480,000	$22,627,115	14.73%	7/1/2024	Quarterly
Cross Bay Associates Fund LLC	29,830,114	30,885,433	20.11%	7/1/2025	Quarterly
Millennium USA HedgeFocus Fund LP	5,783,886	7,722,261	5.03%	7/1/2024	Quarterly
Point72 Capital, L.P.	23,380,000	26,601,665	17.32%	7/1/2024	Quarterly
Verition Multi-Strategy Fund, LLC	21,365,000	22,312,997	14.52%	7/1/2024	Quarterly
TOTAL MULTI-STRATEGY	100,839,000	110,149,471	71.71%

TOTAL INVESTMENT FUNDS	$139,254,000	$150,418,037	97.92%

SHORT-TERM INVESTMENTS - 2.25%
Fidelity Government Portfolio Institutional Class, 4.08% (b)	2,616,113	2,616,113	1.70%
Fidelity Treasury Portfolio Class I, 4.01% (b)	839,175	839,175	0.55%
TOTAL SHORT-TERM INVESTMENTS	$3,455,287	$3,455,287	2.25%

TOTAL INVESTMENTS - 100.17% (Cost - $142,709,287)		$153,873,324
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.17)%		(256,428)
NET ASSETS - 100.00%		$153,616,896

(a)	Available frequency of redemptions after the initial lock up period, if any. Different tranches may have varying liquidity terms.

(b)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2025.

See accompanying notes to financial statements.

iDirect Multi-Strategy Fund, LLC
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

ASSETS
Investments:
Investments at fair value (cost $142,709,287)	$153,873,324
Cash	6,310,000
Prepaid investments	17,045,000
Receivable for securities sold	1,851,415
Deferred offering Cost	103,559
Interest income receivable	5,433
Prepaid expenses and other assets	118,733
TOTAL ASSETS	$179,307,464

LIABILITIES
Contributions received in advance	24,727,551
Accrued offering costs	171,507
Management fee payable to adviser	209,144
Service fees payable to related parties	33,336
Directors fees	50,771
Investor service fee payable	410,984
Accrued expenses and other liabilities	87,275
TOTAL LIABILITIES	25,690,568

NET ASSETS	$153,616,896

Composition of Net Assets:
Paid-in capital	$142,868,358
Accumulated earnings	10,748,538
NET ASSETS	$153,616,896

Class I:
Net assets	$44,531,105
Shares of beneficial interest outstanding [$0 par value]	4,403,835
Net asset value (Net Assets ÷ Shares Outstanding), offering price and repurchase price per share	$10.11

Class A:
Net assets	$109,085,791
Shares of beneficial interest outstanding [$0 par value]	10,794,466
Net asset value (Net Assets ÷ Shares Outstanding) and repurchase price per share	$10.11
Maximum offering price per share (net asset value plus maximum sales load of 3.50%)	$10.48

See accompanying notes to financial statements.

iDirect Multi-Strategy Fund, LLC
STATEMENT OF OPERATIONS (Unaudited)

	For the period from	For the period from
	September 1, 2025 to	April 1, 2025 to
	September 30, 2025	August 31, 2025
INVESTMENT INCOME
Interest income	$5,432	$44,227
Dividend income	—	20,734
TOTAL INVESTMENT INCOME	5,432	64,961

EXPENSES
Management fees	99,883	489,171
Offering costs	10,215	219,330
Investor servicing fees	66,535	332,403
Audit and tax fees	6,657	33,829
Legal fees	20,548	100,432
Administrative services fees	8,028	13,000
Fund accounting fees	4,988	—
Transfer agent fees	4,279	—
Directors’ fees and expenses	4,521	20,750
Custodian fees	3,041	18,440
Printing and postage expense	4,109	6,250
Chief compliance officer fees	3,041	—
Other expenses	1,644	—
TOTAL EXPENSES	237,489	1,233,605

Expense offset	(21,129)	(206,706)
Management fee waiver	—	(145,342)
NET EXPENSES	216,360	881,557

NET INVESTMENT LOSS	(210,928)	(816,596)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
NET REALIZED GAIN ON:
Investments	346,415	—
NET REALIZED GAIN ON INVESTMENTS	346,415	—

NET UNREALIZED APPRECIATION ON:
Investments	1,498,394	6,052,300
NET UNREALIZED APPRECIATION ON INVESTMENTS	1,498,394	6,052,300

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,633,881	$5,235,704

The Statement of Operations includes two periods. The first period, April 1, 2025 to August 31, 2025, contains the period for which the Fund utilized capital account accounting treatment. The second period, September 1, 2025 to September 30, 2025, contains the period for which the Fund utilized unitized accounting treatment.

See accompanying notes to financial statements.

iDirect Multi-Strategy Fund, LLC
STATEMENT OF CHANGES IN NET ASSETS

	For the period	For the period
	from	from	For the
	September 1, 2025 to	April 1, 2025	Period Ended
	September 30, 2025	to August 31, 2025	3/31/2025 (a)
	(Unaudited)	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(210,928)	$(816,596)	$(419,032)
Net realized gain from investments	346,415	—	—
Net change in unrealized appreciation on investments	1,498,394	6,052,300	3,613,343
Net increase in net assets resulting from operations	1,633,881	5,235,704	3,194,311

BENEFICIAL INTEREST TRANSACTIONS
Proceeds from capital contributions
Class I	—	7,694,000	31,095,000
Class A	—	28,950,000	73,500,000
Proceeds from shares sold
Class I	2,014,000	—	—
Class A	300,000	—	—
Total increase in net assets from shares of beneficial interest	2,314,000	36,644,000	104,595,000

NET INCREASE IN NET ASSETS FROM OPERATIONS AND BENEFICIAL INTEREST TRANSACTIONS	3,947,881	41,879,704	107,789,311

NET ASSETS
Beginning of period	149,669,015	107,789,311	—
End of period	$153,616,896	$149,669,015	$107,789,311

SHARE ACTIVITY
Class I:
Shares Sold	4,403,835
Net increase in shares outstanding	4,403,835

Class A:
Shares Sold	10,794,466
Net increase in shares outstanding	10,794,466

(a)	Commencement of operations was July 1, 2024.

See accompanying notes to financial statements.

iDirect Multi-Strategy Fund, LLC
STATEMENT OF CASH FLOWS (Unaudited)
For the Six months end September 30, 2025

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$6,869,585
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(34,834,000)
Sales of investments	1,851,415
Net sales of short-term investments	1,653,843
Net change in unrealized appreciation on investments	(7,550,694)
Net realized gains from investments	(346,415)
Decrease in prepaid investment	9,555,000
Increase in receivable for securities sold	(1,851,415)
Decrease in deferred offering cost	219,332
Increase in prepaid expenses and other assets	(118,733)
Decrease in interest receivables	23,207
Decrease in Receivable due from Adviser	510,241
Increase in organizational costs	10,214
Increase in payable due to Adviser	209,144
Increase in due to service fees payable to related parties	33,336
Increase in directors fees	25,271
Increase in investor service fees	398,938
Decrease in accrued expenses and other liabilities	(93,820)
Net cash used in operating activities	(23,435,551)

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions, including capital contributions received in advance	29,495,551
Net cash provided by financing activities	29,495,551

NET INCREASE IN CASH	6,060,000
CASH - BEGINNING OF PERIOD	250,000
CASH - END OF PERIOD	$6,310,000

See accompanying notes to financial statements.

iDirect Multi-Strategy Fund, LLC
STATEMENTS OF FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period End

	Class I		Class A

	For the Period		For the Period
	September 1, 2025 to		September 1, 2025 to
	September 30, 2025		September 30, 2025
	(Unaudited)		(Unaudited)

Net asset value, beginning of period	$10.00		$10.00

Gain/(loss) from investment operations:
Net investment loss (1)	(0.01)		(0.02)
Net realized and unrealized gain on investments	0.12		0.13
Net increase in net assets resulting from operations	0.11		0.11

Net asset value, end of period	$10.11		$10.11

Total return (2)	1.10	% (5)	1.10	% (5)

Net assets, end of period (000s)	$44,531		$109,086

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (3,4)	1.37	% (6)	2.12	% (6)
Ratio of net expenses to average net assets (4)	1.20	% (6)	1.95	% (6)
Ratio of net investment loss to average net assets	(1.16	%) (6)	(1.91	%) (6)

Portfolio turnover rate	1	% (5)	1	% (5)

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns shown exclude the effect of applicable sales charges and tender fees and assumes reinvestment of all distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Expense Ratios do not include the expenses paid on the Investment Interests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

iDirect Multi Strategy Fund, LLC
STATEMENT OF FINANCIAL HIGHLIGHTS

	Class A (1)				Class I (2)
	For the Period		For the		For the Period		For the
	April 1, 2025 to		Period Ended		April 1, 2025 to		Period Ended
	August 31, 2025		March 31, 2025		August 31, 2025		March 31, 2025
	(Unaudited)				(Unaudited)

Total return (3)	3.35%		2.31%		4.40%		8.39%

Net assets, end of period	$109,085,791		$75,201,374		$44,531,105		$32,587,937

Supplemental Data:
Ratio of gross expenses to average net assets	2.68	% (4)	2.87	%(4)	1.92	%(4)	2.34	% (4)
Ratio of net expenses to average net assets	1.49	% (4)	1.62	%(4)	0.78	%(4)	1.12	% (4)
Ratio of net investment loss to average net assets	(1.39	%) (4)	(1.52	%) (4)	(0.68	%)(4)	(0.87	%) (4)

Portfolio turnover rate (3)	0%		0%		0%		0%

(1)	Class commenced operations on December 1, 2024.

(2)	Class commenced operations on July 1, 2024.

(3)	Not annualized.

(4)	The net investment loss and expenses ratios, excluding nonrecurring expenses, have been annualized for period less than twelve months.

See accompanying notes to financial statements.

iDirect Multi-Strategy Fund, LLC

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2025

(1)	Organization

iDirect Multi-Strategy Fund, LLC (the “Fund”) was organized as a Delaware limited liability company on March 27, 2024, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified investment management company. The Fund commenced operations on July 1, 2024. iCapital Fund Advisors, LLC is the investment adviser of the Fund (the “Adviser”). On August 20, 2025, the Fund’s registration statement on Form N-2 was declared effective by the U.S. Securities and Exchange Commission (the “SEC”). Prior to August 20, 2025, iCapital HF GP, LLC (the “Managing Member”) held the managing member interest and served as the managing member of the Fund. Prior to August 20, 2025, iCapital Markets LLC served as the placement agent for the Fund and now serves as the distributor (the “Distributor”).

The Fund currently offers two classes of limited liability company interests (the “Shares”): Class A and Class I. Class A may be subject to a maximum sales load of up to 3.50% at the time of investment and is subject to an annual distribution and servicing fee payable monthly. The gross subscription shall include any sales load. The Distributor and/or a broker or dealer that has entered into a selected dealer agreement with the Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. Class I is offered without a sales load. The minimum initial investment in the Fund by any investor is $10,000, and the minimum additional investment in the Fund by any investor is $10,000. Prior to August 20, 2025, the minimum initial subscription to the Fund by a prospective Member was $100,000, and the minimum subsequent subscription to the Fund was $50,000. Class I Shares were launched on July 1, 2024, and Class A Shares were launched on December 1, 2024.

The Fund’s investment objective is to seek capital appreciation. The Fund invests substantially all of its investable assets in the private investment funds of a limited number of hedge fund managers (each such fund, an “Investee Fund” and collectively, the “Investee Funds”). The Investee Funds, other than Point72 Capital, L.P., in turn invest substantially all of the net proceeds received from the sale of limited partnership interests in Atlas Enhanced Master Fund, Ltd., Brevan Howard Alpha Strategies Master Fund Limited, Campbell Equity Alpha Master Fund LP, Millennium Partners, L.P., Verition Multi-Strategy Master Fund Ltd., Verition Canada Master Fund Ltd., WMA Systematic Equity Alpha Long/Short Master Fund LP, and WMQS Global Equity Active Extension Master Fund LP (collectively, the “Master Funds”).

Operating Segments—The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Principal Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

(2)	Significant Accounting Policies

Basis of Presentation—Under FASB’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies, the Fund follows accounting and reporting guidance for investment companies. The Fund’s financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

iDirect Multi-Strategy Fund, LLC

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2025

Investment Transactions and Related Investment Income and Expense—Investment transactions are accounted for on a trade-date basis. Interest income is recognized on an accrual basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Realized gains or losses from investment transactions are recorded on a specific identification basis. Changes in the fair value of the investments are accounted for as a net change in unrealized gain or loss on the statement of operations.

Cash—Cash consists of monies held at UMB Bank, N.A. Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Short-Term Investments—Short-term investments represent investments in high-quality money market instruments and money market mutual funds and are recorded at net asset value (“NAV”) per share, which approximates fair value. Money market instruments are high-quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Income Taxes—In accordance with ASC 740 Income Taxes, the Fund does not record a provision for U.S. federal, state, or local income taxes because the limited partners report their share of the Fund’s income or loss on their income tax returns. Generally, the Fund is subject to income tax examinations by major taxing authorities for the three years prior to the year covered by these financial statements.

Effective February 1, 2025, the Fund is qualified and intends to elect to be treated as a regulated investment company (“RIC”) under the provisions of the Internal Revenue Code and to distribute substantially all of its taxable income and net realized (after reduction for capital loss carryforwards) gains to shareholders.

The Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities. Based on its analysis, the Fund has determined that it has not incurred any liability for unrecognized tax benefits for the periods from February 1, 2025 to March 31, 2025, and March 31, 2025 to September 30, 2025. The Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months. However, the Fund’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities.

(3)	Fair Value Measurements

The Fund utilizes various methods to measure the fair value of its investments. GAAP establishes a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC Topic 820, these inputs are summarized below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market for similar instruments, and fair value is determined through the use of models or other valuation methodologies.

iDirect Multi-Strategy Fund, LLC

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of arkets, and other characteristics particular to the security. The categorization of Level 2 or Level 3 is based on the significance of the unobservable inputs to the overall valuation. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Adviser establishes valuation processes and procedures to ensure that the valuation techniques for investments are fair, consistent, and verifiable. Valuation for the Investee Funds is reviewed by management to ensure that the reported NAV is a practical expedient of fair value.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used to value the Fund’s investments by fair value hierarchy as of September 30, 2025:

				Investments
				Valued
	Level 1	Level 2	Level 3	at NAV *	Total
Assets:
Investment Funds	$—	$—	$—	$150,418,037	$150,418,037
Money market fund	3,455,287	—	—	—	3,455,287
Total	$3,455,287	$—	$—	$150,418,037	$153,873,324

*	Investments valued using NAV as the practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals presented on the Statement of Assets and Liabilities.

Investments Valued at NAV—The Fund records its investment in the Investee Funds at fair value in accordance with FASB ASC 820, Fair Value Measurement, based on the Fund’s proportionate share of its interest in the net assets of the Investee Funds. FASB ASC 820 permits a reporting entity to measure the fair value of an investment interest that does not have a readily determinable fair value based on NAV per share, or its equivalent, of the investment interest as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value.

At the end of each accounting period of the Fund, net capital appreciation or depreciation of the Fund is allocated to the capital accounts of all members in proportion to each member’s capital account balance at the beginning of the accounting period (exclusive of any interest in special investment accounts) if any. Since the Fund invests substantially all of its assets in the Investee Funds, net capital appreciation or depreciation of the Fund is generally based upon net capital appreciation or depreciation, respectively, of the Investee Funds (as adjusted for any expenses, assets, or liabilities incurred by the Fund and the management fee).

The value assigned to the Fund investment in the Investee Funds is based on available information and does not necessarily represent the amount that might ultimately be realized, as such amount depends on future circumstances and cannot reasonably be determined until the Investee Funds’ investments are actually liquidated. Further, the Fund’s investment in

iDirect Multi-Strategy Fund, LLC

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2025

the Investee Funds is indirectly subject to restrictions, if any, on the liquidity of the Investee Funds’ investments. The Fund’s investments in the Investee Funds totaled $150,418,037 as of September 30, 2025, and can be liquidated as per the Investee Funds’ liquidation terms.

A listing of the investments held by the Fund and their attributes, as of September 30, 2025, are shown in the table below:

Investment	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
Atlas Enhanced Fund, L.P.	Use a high amount of leverage to achieve capital appreciation by utilizing a variety of investment strategies within and outside United States markets	$22,627,115	N/A	N/A	Quarterly	65 Days	12.50% gate
Brevan Howard Alpha Strategies Fund (Delware No. 2), L.P	Generate absolute returns through the allocation of capital to a number of strategies across a broad range of asset classes	11,812,605	N/A	N/A	Monthly	90 Days	12.50% gate in 3 month rolling period
The Campbell Absolute Return Onshore Fund LLC	Operates as an investment pool and engages in speculative trading of futures, forwards and swaps	12,371,414	N/A	N/A	Monthly	30 Days	N/A
Cross Bay Associates Fund LLC	Trading equities, fixed income products, options, futures and other financial instruments	30,885,433	N/A	N/A	Quarterly	105 Days	5.00% gate
Millennium USA HedgeFocus Fund LP	Trading equities, fixed income products, options, futures and other financial instruments	7,722,261	N/A	N/A	Quarterly	105 Days	5.00% gate
Point72 Capital, L.P.	Achieving attractive return on risk-adjusted basis through purchase and sale of US and non-US securities and options to buy/sell securities, derivatives and commodities	26,601,665	N/A	N/A	Quarterly	45 Days	25.00% gate

iDirect Multi-Strategy Fund, LLC

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2025

Investment	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
Verition Multi-Strategy Fund, LLC	Superior risk-adjusted returns through implementation of a diversified range of alternative investment strategies	22,312,997	N/A	N/A	Quarterly	45 Days	8.33% gate
WMA Systematic Equity Alpha Long/Short Onshore Fund LP	Large cap, developed market equities, including publicly traded equities, equity swaps and equity options	14,366,687	N/A	N/A	Monthly	30 Days	N/A
WMA US Active Extension Onshore Fund LP	Seeks to outperform the Russell 1000 Net Total Return Index over a full 3-5 year market cycle.	1,717,860	N/A	N/A	Monthly	30 Days	N/A
		$150,418,037

(4)	Investment Transactions

The cost of purchases and proceeds from the sale of investments, other than short-term securities, for the period ended September 30, 2025, amounted to $34,834,000 and $1,851,415, respectively.

(5)	Management Fees, Related Party Fees, and Expenses

Management Fees—The Fund pays the Adviser a Management Fee, calculated as of the end of each month, at an annual rate of 0.80% of the Fund’s NAV (i.e., 0.0666% on a monthly basis) (the “Management Fee”). The Management Fee is paid from the Fund’s net assets and is based on the value of the Fund’s net assets as of the close of business on the last business day of each month, including assets related to Shares scheduled for repurchase at month-end. Prior to August 31, 2025, the Management Fee, was calculated and payable monthly in arrears at the same annual rate, deducted from each Member’s capital account. Pursuant to the investment management agreement, the Fund incurred $489,171 before August 31, 2025, and $99,883 after that date. The Management Fees are included in the Statement of Operations.

The portions of the management fee and performance fee applicable to the Fund’s Investee Funds classes range between 0.00%-2.85% per annum and 0.00%-30.00% per annum, respectively, and are not recorded directly by the Fund.

Until July 1, 2025, the Management Fee was waived by an amount equal to an annual rate of 0.40% (i.e., 0.0333% on a monthly basis) of the NAV of each member’s capital account, thereby reducing the Management Fee to an annual rate of 0.40% (i.e., 0.0333% on a monthly basis). Pursuant to the investment management agreement, the Fund waived $145,342 in Management Fees as shown in the Fund’s Statement of Operations.

Related Party Fees—Under the terms of a distribution agreement (the “Distribution Agreement”) with the Distributor, the Distributor will directly distribute Class A and Class I Shares to investors. The Distributor is authorized to retain brokers, dealers and certain financial advisors for distribution services and to provide ongoing investor services, and account maintenance services to shareholders holding Class A or Class I Shares. The Fund will pay (i) a monthly shareholder services fee out of the net assets of Class A Shares at the annual rate of 0.25% (i.e., 0.02083% on a monthly basis) of the aggregate NAV of Class A Shares, and (ii) a monthly distribution fee at the annual rate of 0.50% (i.e., 0.04166% on a monthly basis) of the aggregate NAV of Class A Shares, determined and accrued as of the last day of each calendar month (before any

iDirect Multi-Strategy Fund, LLC

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2025

repurchases of Shares) (the “Distribution and Servicing Fee”). The Fund will not pay any fee to the Distributor with respect to the distribution of Class I Shares. Prior to August 31, 2025, each Class A member paid an amount equal to an annual rate of 0.75% (i.e., 0.0625% on a monthly basis) for each Class A member. As of September 30, 2025, the Fund incurred $332,403 before August 31, 2025, and $66,535 after that date in investor servicing fees paid to the Distributor, which are included in the Statement of Operations.

Expenses—The Fund bears its own ordinary operating expenses including administrative expenses, custodial costs, legal expenses, accounting expenses, auditing and tax preparation expenses, insurance premiums, shareholder meeting costs, and other expenses related to the Fund (collectively, the “Ordinary Operating Expenses”); and extraordinary expenses including, but not limited to, taxes, if any, imposed on the Fund, the costs of litigation brought by or against the Fund, any expenses associated with the Fund’s indemnification obligations, and any expenses relating to enforcing or protecting the Fund’s rights with respect to portfolio investments and investment expenses.

The Adviser has contractually entered into an “Expense Limitation and Reimbursement Agreement” with the Fund to limit, until August 20, 2026 (the “Limitation Period”), the amount of “Specified Expenses” (as described herein) borne by the Fund in respect of Class A Shares and Class I Shares during the Limitation Period to an amount not to exceed 0.40% per annum of the Fund’s net assets attributable to such Class (the “Expense Cap”). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Management Fee, Distribution and Servicing Fees and Investee Fund expenses (i.e., acquired fund fees and expenses, including contribution requirements for investments, expenses, and management fees); (ii) other investment-related expenses of the Fund; (iii) taxes; and (iv) litigation and other extraordinary expenses. The Adviser may extend the Limitation Period for the Fund on an annual basis. To the extent that Specified Expenses in respect of any Class of Shares for any month exceed the Expense Cap applicable to a Class of Shares, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses in respect of a Class of Shares, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses in respect of the applicable Class of Shares have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in respect of a Class of Shares in the month the reimbursement is being made to a level that exceeds the Expense Cap at the time of such reimbursement or the Expense Cap in place at the time the expense amounts were previously paid or borne by the Adviser (whichever is lower). For the period ended September 30, 2025, the Fund was reimbursed $21,129 by the Advisor, presented as an expense offset on the Statement of Operations.

Prior to August 30, 2025, to the extent that Capped Expenses (as defined below) payable in any fiscal year exceeded 0.40% per annum of the month-end NAV of the Fund for such fiscal year (the “Prior Expense Cap”) (“Excess Fund Expenses”), the Adviser or its affiliates voluntarily agreed to bear any such Excess Fund Expenses. “Capped Expenses” means Fund expenses, as listed above, excluding (i) the Management Fee, Investor Servicing Fee and Investee Fund expenses (including contribution requirements for investments, expenses and management fees), (ii) other investment-related expenses of the Fund, (iii) taxes and (iv) litigation and other extraordinary expenses. For the period ended September 30, 2025, the Fund was reimbursed $206,706 by the Advisor, presented as an expense offset on the Statement of Operations.

Organizational and Offering Expenses—Organizational costs are expensed as incurred. Offering costs are accounted for as a deferred charge from the commencement of operations and are thereafter amortized to expense over twelve months on a straight-line basis. Organizational costs consist of the costs of forming the Fund; drafting of bylaws, administration, custody and transfer agency agreements; and legal services in connection with the initial meeting of the Board and the Fund’s seed audit costs. Offering costs consist of the costs of preparing, reviewing and filing with the SEC the Fund’s registration statement on Form N-2; the costs of preparing, reviewing and filing of any associated marketing or similar materials; the costs associated with the printing, mailing or other distribution of the Fund’s Prospectus, Statement of Additional Information and/or marketing materials; and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs recorded for the period ended September 30, 2025, were $0 and $229,545, respectively.

iDirect Multi-Strategy Fund, LLC

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2025

The Board provides supervision of the affairs of the Fund. The Trustees of the Fund who are not affiliated with the Adviser receive an annual retainer and per meeting fees for special meetings and are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairperson of the Board, and the Audit Committee Chair, and the Nominating and Governance Committee Chair receive additional annual retainers. The Trustees do not receive any pension or retirement benefits from the Fund. Trustee fees and expenses incurred for the six months ended September 30, 2025, are included in the Consolidated Statement of Operations.

Ultimus Fund Solutions (“UFS”)—UFS provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to the servicing agreement with UFS, the Fund pays UFS customary fees for providing such services to the Fund. During the period ended September 30, 2025, certain officers of the Fund were also officers of UFS and were not paid any fees directly by the Fund for serving in such capacities. For the six months ended September 30, 2025, the Fund incurred $8,028 of administrative service fees, $4,279 of transfer agent fees, and $4,988 of fund accounting fees, which are included in the Statement of Operations. As of September 30, 2025, service fees payable to related parties includes a payable of $17,295 to UFS for administration, transfer agent fees and fund accounting fees. Prior to September 1, 2025, Ultimus Leverpoint Private Fund Solutions, LLC was the administrator of the Fund. The Fund incurred $13,000 of administrative service fees which are included in the Statement of Operations. As of September 30, 2025, service fees payable to related parties includes administration fees of $13,000 due to Ultimus Leverpoint Private Fund Solutions, LLC.

Northern Lights Compliance Services, LLC (“NLCS”)—NLCS, a related party of UFS, provides compliance services and a chief compliance officer, pursuant to a consulting agreement between NLCS and the Fund. For the six months ended September 30, 2025, the Fund incurred $3,041 in NLCS customary fees, which are included in chief compliance officer fees on the Statement of Operations. As of September 30, 2025, service fees payable to related parties includes a payable of $3,041 due to NLCS for chief compliance officer fees.

Blu Giant, LLC (“Blu Giant”)—Blu Giant, a related party of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the six months ended September 30, 2025, the Fund incurred $10,359 of printing and postage expenses, which are included in the Statement of Operations. As of September 30, 2025, services fees payable to related parties payable includes a payable of $15,360 due to Blu Giant for printing and postage expenses.

(6)	Risks, Uncertainties, and Indemnifications

In the ordinary course of business, the Fund manages a variety of risks. The Fund identifies, measures, and monitors risks through various control mechanisms. Multiple market risk factors exist that could cause the Fund to lose some or all of its invested capital. Market and other risk factors are outlined below:

The Fund plans to invest primarily in the Investee Funds, which, other than Point72 Capital, L.P., invest in the Master Funds and are believed to possess the attributes necessary to produce significant investment returns. The Investee Funds’ risks are closely tied to those of the Master Funds. Multiple market risk factors exist that could cause the Fund to lose some or all of its invested capital. Market and other risk factors are outlined below:

General Economic and Other Risk Factors—The Fund’s investment in the Investee Funds can be significantly impacted by general economic and political conditions, global and domestic markets and industry-specific economic conditions.

Political developments, cybersecurity attacks, natural disasters, public health crises, and other events outside of the Fund’s control can also adversely impact the Fund and its Investee Funds in material respects. For example, if any of these events occurred, it may have an impact on the Investee Funds’ fair value measurements, financing arrangements, or their ability to achieve their investment objectives, and the impact could be material.

Credit Risk and Concentration Risk—The Fund participates in multiple Investee Funds’ investments and, as a consequence, the aggregate return of the Fund may be materially and adversely affected by the unfavorable performance of the multiple Investee Funds.

iDirect Multi-Strategy Fund, LLC

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2025

The Fund may invest indirectly through the Investee Funds in securities that are either not rated or are rated in the lower rating categories by various credit rating agencies. Securities in the lower-rated categories are subject to a greater risk of loss of principal and interest than higher-rated securities, particularly in the case of deterioration in general economic conditions.

Investee Risk—The Fund does not have an active role in the day-to-day management of the Investee Funds in which it invests or the ability to approve the specific investment or management decisions made by the general partners of the Investee Funds. As a result, the returns of the Fund primarily depend on the performance of these asset managers and other management personnel and could be adversely affected by the unfavorable performance of the Investee Funds in which it invests.

The Fund has substantial investments, through its Investee Funds, in small companies which may have limited business histories, products and service lines, financial resources, and management depth.

The Fund, through the investments in the Investee Funds, may invest in certain portfolio companies that are experiencing significant financial or business difficulties and with a substantial amount of debt or borrowing, which typically include restrictive covenants. Such investments are subject to a greater risk of poor performance or loss.

Liquidity Risk—Due to the nature of its investment, the Fund is subject to withdrawal restrictions at the discretion of the general partners of the Investee Funds as described in the subscription agreement of the Investee Funds.

Indemnifications—In the normal course of its business, the Fund enters into contracts and agreements with certain service providers, such as clearing and custody agents, trustees and administrators, that contain a variety of representations and warranties and which provide general indemnifications and guarantees against specified potential losses in connection with their activities as an agent of, or providing services to, the Fund. The Fund’s maximum exposure under these agreements is unknown, as this may involve future claims that could be made against the Fund and have not yet occurred. The Fund expects the risk of any future obligation under these arrangements to be remote and has not recorded any contingent liability in the financial statements for these indemnifications.

(7)	Repurchase of Shares

Beginning no later than the first full calendar quarter after six months from the commencement of investment operations, the Fund may periodically offer to repurchase Shares pursuant to written tenders from shareholders. The Adviser will recommend to the Board of Trustees, subject to its discretion, that the Fund repurchase Shares quarterly in an amount not exceeding 5% of the Fund’s net asset value.

Any Shares held for less than one year (on a first-in, first-out basis) will be subject to an “Early Repurchase Fee” equal to 2% of their net asset value. Any Early Repurchase Fee charged will be retained by the Fund. The Board of Trustees may waive the Early Repurchase Fee if it determines that doing so is in the Fund’s best interests and does not unfairly discriminate against any shareholder.

There is no minimum number of Shares required for any repurchase offer. The Adviser generally expects to recommend quarterly repurchases as of March 31, June 30, September 30, and December 31 each year. Each repurchase offer will typically begin about 45 days before the applicable repurchase date.

(8)	Distributions to Shareholders and Tax Components of Capital

The Fund’s tax year end is September 30, 2025; as such, the information in this section is as of the Fund’s tax year end.

The Fund did not pay distributions for the tax year ended September 30, 2025.

iDirect Multi-Strategy Fund, LLC

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2025

As of September 30, 2025, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Total
Income	Gains	Late Year Loss	Forwards	Differences	Appreciation	Distributable Earnings
$—	$—	$(761,914)	$—	$—	$11,510,452	$10,748,538

The difference between book basis and tax basis accumulated ordinary income/(loss) and net unrealized appreciation are primarily attributable to the adjustments for partnerships.

Late year losses incurred after December 31 within the tax year are deemed to arise on the first business day of the following tax year for tax purposes. The Fund incurred and elected to defer such late year losses of $761,914.

Permanent book and tax differences, primarily attributable to the tax treatment of non-deductible expenses and net operating losses associated with the Fund prior to its election as a regulated investment company resulted in reclassification for the tax year ended September 30, 2025 as follows:

Distributable
Paid-in Capital	Earnings
$(684,642)	$684,642

The cost of investments for federal income tax purposes is adjusted for taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. Because the Fund has not yet received all Schedule K-1s for the year ended December 31, 2025 (the Investment Funds’ year-end), the tax basis of investments for 2025 will not be finalized until after the tax period ends.

(9)	Subsequent Events

Subsequent to September 30, 2025, and through November 29, 2025, the date the financial statements were issued, the Adviser evaluated subsequent events and concluded that there were no events requiring accrual or disclosure.

PRIVACY NOTICE

What does iDirect Multi-Strategy Fund (the “Fund”) do with your personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number and wire transfer instructions

●   Account transactions and transaction history

●   Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?

For our everyday business purposes Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes To offer our products and services to you	No	We don’t share

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes Information about your transactions and records	No	We don’t share

For our affiliates’ everyday business purposes Information about your creditworthiness	No	We don’t share

For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-888-524-9441

What we do

How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your non-public personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

●   Open an account or deposit money

●   Direct us to buy securities or direct us to sell your securities

●   Seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●   Sharing for affiliates’ everyday business purposes—information about your creditworthiness

●   Affiliates from using your information to market to you

●   Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Fund does not share with our affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies ● The Fund does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

iDirect Multi-Strategy Fund, LLC

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2025

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR

iCapital Fund Adviser LLC.

60 East 42nd Street, 26th Floor

New York, NY 10165

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

iDirect-Multi-SAR25

Item 2. Code of Ethics.

Not applicable for Semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-annual reports

Item 5. Audit Committee of Listed Registrants. Not Applicable.

Item 6. Investments. Incorporated by reference.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Not Applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for Semi-annual reports

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) iDirect Multi-Strategy Fund LLC

By (Signature and Title)

/s/ Nicholas Veronis

Nicholas Veronis, President/Principal Executive Officer

Date	12/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Nicholas Veronis

Nicholas Veronis, President/Principal Executive Officer

Date	12/08/2025

By (Signature and Title)

/s/ Indira Mahadeo

Indira Mahadeo, Treasurer/Principal Financial Officer

Date	12/08/2025